Subsequent Events - Additional Information (Details)												12 Months Ended
	May 05, 2023 USD ($) $ / shares	Apr. 27, 2023 USD ($) Numberofholder $ / shares shares	Apr. 03, 2023 USD ($)	Mar. 23, 2023 USD ($) Day $ / shares shares	Mar. 22, 2023 USD ($)	Mar. 06, 2023 USD ($)	Mar. 01, 2023 USD ($)	Feb. 28, 2023 USD ($)	Feb. 01, 2023 USD ($)	Jan. 16, 2023 d $ / shares shares	Jan. 03, 2023 USD ($)	Dec. 31, 2022 $ / shares shares	Apr. 19, 2023 USD ($)	Apr. 10, 2023 USD ($) $ / shares	Apr. 09, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2022 USD ($)	Oct. 28, 2022 $ / shares	Sep. 29, 2022 shares	Dec. 31, 2021 $ / shares shares	Jan. 25, 2021 USD ($)
Subsequent Event [Line Items]
Ordinary shares, shares issued | shares																			28,750,000
Merger Agreement
Subsequent Event [Line Items]
Date Of Agreement										Jan. 16, 2023		Jan. 16, 2023
Ordinary shares, shares issued | shares										7,500,000
Number of trading days | d										20
Number of consecutive trading days | d										30
Earnout period										5 years
Promissory Note | Merger Agreement
Subsequent Event [Line Items]
Aggregate principal amount																$ 500,000
Drawdowns on debt																$ 0
Sponsor | Convertible Promissory Note | Maximum
Subsequent Event [Line Items]
Aggregate principal amount																	$ 720,000
Sponsor | Promissory Note
Subsequent Event [Line Items]
Aggregate principal amount																					$ 300,000
Class A Ordinary Shares
Subsequent Event [Line Items]
Ordinary shares, shares issued | shares												0				0			23,000,000	0
Ordinary shares, par value | $ / shares												$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001
Purchase of shares from holders to redeem shares | shares				2,457,892								2,457,892				2,457,892				23,000,000
Class A Ordinary Shares | Merger Agreement
Subsequent Event [Line Items]
Purchase of shares from holders to redeem shares | shares										2,457,892
Subsequent Event
Subsequent Event [Line Items]
Additional amount drew down on extension loan							$ 98,316		$ 98,316		$ 98,316
Total extension loan							$ 294,947		$ 294,947		$ 294,947
Additional amount drew down on working capital loan					$ 50,000	$ 150,000		$ 225,000
Deferred underwriting discount				$ 5,635,000
Deferred underwriting discount payment due at closing.				2,000,000
Deferred cash obligation to be paid in eighteen months after closing				$ 3,635,000
Ordinary shares, shares issued | shares				7,500,000
Earnout period				5 years
MVLS compliance date			Oct. 02, 2023
MVPHS compliance date	Nov. 01, 2023
Subsequent Event | Maximum
Subsequent Event [Line Items]
Closing surviving corporation cash threshold for payment of deferred underwriting discount				$ 25,000,000
Minimum net worth required for compliance of redemption limitation		$ 5,000,001
Subsequent Event | Minimum
Subsequent Event [Line Items]
Closing surviving corporation cash threshold for payment of deferred underwriting discount				$ 25,000,000
Subsequent Event | Promissory Note | Merger Agreement
Subsequent Event [Line Items]
Drawdowns on debt			$ 200,000										$ 300,000
Subsequent Event | Sponsor | Convertible Promissory Note
Subsequent Event [Line Items]
Aggregate principal amount														$ 1,200,000	$ 720,000
Subsequent Event | Class A Ordinary Shares
Subsequent Event [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0001
Redemption price per share | $ / shares		$ 10.7
Aggregate redemption amount		$ 4,033,654
Purchase of shares from holders to redeem shares | shares		376,977
Number of shareholders, exercised redemption | Numberofholder		17
Minimum MVLS capital requirement for continued listing			$ 50,000,000
Minimum MVPHS capital requirement for continued listing	$ 15,000,000
Subsequent Event | Class A Ordinary Shares | Sponsor
Subsequent Event [Line Items]
Ordinary shares, par value | $ / shares														$ 0.0001
Subsequent Event | Class A Ordinary Shares | Sponsor | Convertible Promissory Note
Subsequent Event [Line Items]
Trust account loan per share | $ / shares														$ 0.04
Quoted Price Greater Than or Equal to 15 | Merger Agreement
Subsequent Event [Line Items]
Ordinary shares, shares issued | shares										2,500,000
Quoted Price Greater Than or Equal to 15 | Maximum | Merger Agreement
Subsequent Event [Line Items]
Weighted average closing sale price per share | $ / shares										$ 15
Quoted Price Greater Than or Equal to 15 | Subsequent Event
Subsequent Event [Line Items]
Number of trading days | Day				20
Number of consecutive trading days | Day				30
Quoted Price Greater Than or Equal to 15 | Subsequent Event | Maximum
Subsequent Event [Line Items]
Weighted average closing sale price per share | $ / shares				$ 15
Quoted Price Greater Than or Equal to 20 | Merger Agreement
Subsequent Event [Line Items]
Ordinary shares, shares issued | shares										5,000,000
Quoted Price Greater Than or Equal to 20 | Maximum | Merger Agreement
Subsequent Event [Line Items]
Weighted average closing sale price per share | $ / shares										$ 20
Quoted Price Greater Than or Equal to 20 | Subsequent Event
Subsequent Event [Line Items]
Number of trading days | Day				20
Number of consecutive trading days | Day				30
Quoted Price Greater Than or Equal to 20 | Subsequent Event | Maximum
Subsequent Event [Line Items]
Weighted average closing sale price per share | $ / shares				$ 20
Quoted Price Greater Than or Equal to 25 | Merger Agreement
Subsequent Event [Line Items]
Ordinary shares, shares issued | shares										7,500,000
Quoted Price Greater Than or Equal to 25 | Maximum | Merger Agreement
Subsequent Event [Line Items]
Weighted average closing sale price per share | $ / shares										$ 25
Quoted Price Greater Than or Equal to 25 | Subsequent Event
Subsequent Event [Line Items]
Number of trading days | Day				20
Number of consecutive trading days | Day				30
Quoted Price Greater Than or Equal to 25 | Subsequent Event | Maximum
Subsequent Event [Line Items]
Weighted average closing sale price per share | $ / shares				$ 25